Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($) shares
Stock-Based Compensation [Line Items]
Share-based compensation	$ 32,477	$ 25,256	$ 93,389	$ 537,756
Maximum [Member]
Stock-Based Compensation [Line Items]
Vesting schedule	69,061	69,061
Vesting period	1 year	1 year
Minimum [Member]
Stock-Based Compensation [Line Items]
Vesting schedule	6,925	6,925
Vesting period	2 years	2 years
2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Stock options granted				1,025,527
Stock options outstanding				1,025,527
2023 Equity Incentive Plan [Member] | Director [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Stock options granted				688,652
2023 Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Number of shares authorized to issue				2,000,000